SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				1 Months Ended
	Sep. 18, 2014	Aug. 29, 2012	Aug. 08, 2012	Apr. 17, 2012	May 22, 2013	May 22, 2012	May 31, 2012	Oct. 19, 2011	Dec. 01, 2010	Jan. 31, 2010	Feb. 28, 2015	Feb. 18, 2015
Subsequent Event [Line Items]
Shares issued		825,000	5,500,000	540,000	1,297,883	632,057	570,755	135,010	41,667	42,167
Proceeds from stock issuance		$ 3,836	$ 24,986	$ 1,228	$ 4,947	$ 1,934	$ 5,921	$ 1,300	$ 2,240	$ 4,650
Issuance expenses	23	289	2,514	149	213	278	643	236
Subsequent Event [Member]
Subsequent Event [Line Items]
Share issuance authorized amount under 2014 Cantor Sales Agreement												14,400
Shares issued											2,204,764
Proceeds from stock issuance											9,829
Issuance expenses											$ 491